Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Summary Of Business And Significant Accounting Policies Asset Retirement Obligations Included In Other Liabilities [Abstract]
Asset retirement obligations, January 1	$ 11,233	$ 13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	0
Asset retirement obligations, December 31	$ 11,854	$ 11,233